Earnings per share	6 Months Ended
Sep. 30, 2014
Earnings per share
Earnings per share

10. Earnings per share:

A reconciliation of the amounts and the numbers used in the calculation of net income attributable to NHI shareholders per share (basic and diluted) is as follows:

	Millions of yen except per share data presented in yen
	Six months ended September 30
	2013	2014
Basic—
Net income attributable to NHI shareholders	¥104,006	¥72,732
Weighted average number of shares outstanding	3,705,694,494	3,660,114,608
Net income attributable to NHI shareholders per share	¥28.07	¥19.87

Diluted—
Net income attributable to NHI shareholders	¥103,983	¥72,714
Weighted average number of shares outstanding	3,822,691,418	3,759,340,816
Net income attributable to NHI shareholders per share	¥27.20	¥19.34

	Millions of yen except per share data presented in yen
	Three months ended September 30
	2013	2014
Basic—
Net income attributable to NHI shareholders	¥38,112	¥52,872
Weighted average number of shares outstanding	3,704,475,301	3,638,479,123
Net income attributable to NHI shareholders per share	¥10.29	¥14.53

Diluted—
Net income attributable to NHI shareholders	¥38,107	¥52,861
Weighted average number of shares outstanding	3,813,266,130	3,736,423,754
Net income attributable to NHI shareholders per share	¥9.99	¥14.15

Net income attributable to NHI shareholders is adjusted to reflect the decline in Nomura’s equity share of earnings of subsidiaries and affiliates for the six and three months ended September 30, 2013 and 2014, arising from options to purchase common shares issued by subsidiaries and affiliates.

The weighted average number of shares used in the calculation of diluted EPS reflects the increase in potential issuance of common shares arising from stock-based compensation plans issued by the Company, which would have minimal impact on EPS for the six and three months ended September 30, 2013 and 2014.

Antidilutive stock options to purchase 6,270,500 common shares and 2,374,500 common shares were not included in the computation of diluted EPS for the six and three months ended September 30, 2013, respectively. Antidilutive stock options to purchase 8,941,100 common shares were not included in the computation of diluted EPS for the six and three months ended September 30, 2014, respectively.